Discontinued operations (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue		R$ 17,321	R$ 16,298	R$ 16,796
Net income before income tax and social contribution()		(1,315)	(570)	629
Income tax and social contribution		454	725	(318)
Net income (loss) for the year		(4)	960	2,326
Taxes earned		1	98
Net of taxes		57
Discontinued operations [member] | Grupo Exito [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		25,175	24,357	22,034
Net income before income tax and social contribution()	[1]	519	853	339
Income tax and social contribution		(526)	(321)	(111)
Net income (loss) for the year		R$ (7)	R$ 532	R$ 228

[1]	include taxes on results earned abroad in the amount of R$1 at December 31, 2022 (R$98 at December 31, 2021) and costs related to the segregation process (note 1.2) of R$57, net of taxes.